Convertible Notes (Details) - USD ($) $ / shares in Thousands, $ in Thousands								6 Months Ended	12 Months Ended
	Oct. 30, 2024	May 12, 2024	Apr. 30, 2024	Dec. 19, 2023	Jun. 06, 2023	Feb. 04, 2023	Jul. 15, 2020	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 13, 2024	Aug. 31, 2022	Jun. 30, 2022	Jan. 31, 2022
Convertible Notes [Line Items]
Issuance of convertible notes									$ 718				$ 718	$ 718	$ 718
Converted share (in Shares)									104,711
Convertible loan amount			$ 250									$ 60
Annual rate									4.00%
Received proceeds									$ 310
Contractual discount percentage							125.00%
Issued ordinary shares (in Shares)					359,498
Gross proceeds		$ 70		$ 105	$ 407			$ 29	$ 266	256
Converted shares (in Shares)					792,830
Two Thousand Twenty Three Convertible Notes [Member]
Convertible Notes [Line Items]
Issuance of convertible notes						$ 180
Convertible loan par value (in Dollars per share)						$ 180
Annual interest rate						4.00%
Maturity date									Aug. 04, 2023
Financing amount						$ 500
Discounted percentage						20.00%			20.00%
Converted share (in Shares)		198,486
April 2024 Convertible Loan [Member]
Convertible Notes [Line Items]
Issuance of convertible notes									$ 250
Maturity date									Apr. 10, 2026
Convertible Loan [Member]
Convertible Notes [Line Items]
Accrued interest			$ 250
August 2024 Convertible Loan [Member]
Convertible Notes [Line Items]
Convertible loan par value (in Dollars per share)									$ 60
Maturity date									Aug. 13, 2026
2022 Convertible Notes [Member]
Convertible Notes [Line Items]
Maturity date									Jul. 31, 2023
Financing amount									$ 300
Discounted percentage									20.00%
Received proceeds										70	648
Convertible Debt [Member]
Convertible Notes [Line Items]
Received proceeds										$ 70	$ 648
IPO [Member]
Convertible Notes [Line Items]
Discounted percentage									0.00%
Contractual discount percentage									20.00%
Issued ordinary shares (in Shares)	958,903